Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Mortgage loans	$ 733,258	$ 696,062
Financial liabilities
Liability for collateral	158,111	69,788	$ 59,067	$ 60,931
Carrying value
Financial assets
Mortgage loans	733,258	696,062
Financial liabilities
Contractholder funds on investment contracts	1,605,574	1,755,866
Liability for collateral	158,111	69,788
Fair value
Financial assets
Mortgage loans	764,201	699,936
Financial liabilities
Contractholder funds on investment contracts	1,730,341	1,821,641
Liability for collateral	$ 158,111	$ 69,788